Revenue from Contracts with Customers - Summary of Revenue Recognized (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 JPY (¥)
Unsatisfied performance obligations [member]
Disclosure of revenue that was included in contract liability [line items]
Revenue that was included in contract liability balance at beginning of period	¥ 11,182
Virtual credits [member]
Disclosure of revenue that was included in contract liability [line items]
Revenue that was included in contract liability balance at beginning of period	¥ 9,349